CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net revenues	$ 880,743		$ 704,309		$ 634,183
Cost of revenues	(394,302)	[1]	(303,334)	[1]	(280,319)	[1]
Gross profit	486,441		400,975		353,864
Operating expenses:
Selling expenses	(167,049)	[1]	(122,960)	[1]	(106,142)	[1]
General and administrative expenses	(70,330)	[1]	(61,193)	[1]	(47,512)	[1]
Research and development expenses	(82,024)	[1]	(60,316)	[1]	(58,383)	[1]
Realignment cost - post acquisition			(919)		(1,215)
Operating income	167,038		155,587		140,612
Other income, net	3,108		8,835		25,525
Interest income	20,816		11,575		6,574
Interest expense	(1,390)		(2,900)		(4,759)
Income before income taxes and non-controlling interests	189,572		173,097		167,952
Provision for income taxes	(22,647)		(17,631)		(28,764)
Net income	166,925		155,466		139,188
Less: Net income attributable to non-controlling interests	(296)
Net income attributable to the Company	$ 166,629		$ 155,466		$ 139,188
Basic earnings per share	$ 1.45		$ 1.37		$ 1.28
Diluted earnings per share	$ 1.41		$ 1.32		$ 1.23
Shares used in computation of:
Basic earnings per share	115,254,095		113,638,024		108,567,305
Diluted earnings per share	118,449,851		117,581,196		113,025,775

[1]	Years Ended December 31, 2009 2010 2011 Share-based compensation charged during the years were included in the following: Cost of revenues $ 467 $ 320 $ 762 Selling expenses 3,406 2,569 4,429 General and administrative expenses 3,318 1,591 3,118 Research and development expenses 3,047 2,800 4,059